Stockholders' Equity - Compensation expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 2,222,609	$ 5,223,108	$ 11,070,075	$ 883,373
Accelerated vesting cost	4,894,720		2,694,201
Unrecognized compensation expense	$ 20,025,505		$ 12,197,387
Recognition period	2 years 9 months 18 days		2 years 9 months 18 days
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 1,671,923
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 550,686
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock are available for issuance	3,037,761		3,682,084